Intangible assets - Summary of Sensitivity Of The Impairment Testing To Reasonably Possible Changes In Both Assumptions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Thom Browne
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 454	€ 327
Discount rate (bps)	84100.00%	77300.00%
Growth rate (bps)	30000.00%	20000.00%
EBITDA CAGR (%) vs. 2022	20.80%	15.30%
WACC +100 bps	362	211
WACC -100 bps	563	493
Growth rate +50 bps	552	395
Growth rate -50 bps	372	270
EBITDA +500 bps	526	379
EBITDA -500 bps	381	276
CGU Gruppo Dondi S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 66	€ 62
Discount rate (bps)	87800.00%	64000.00%
Growth rate (bps)	30000.00%	15000.00%
EBITDA CAGR (%) vs. 2022	7.00%	18.60%
WACC +100 bps	52	47
WACC -100 bps	87	84
Growth rate +50 bps	75	71
Growth rate -50 bps	59	54
EBITDA +500 bps	72	67
EBITDA -500 bps	61	57
Bonotto S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 3	€ 5
Discount rate (bps)	87800.00%	64000.00%
Growth rate (bps)	30000.00%	15000.00%
EBITDA CAGR (%) vs. 2022	(1.00%)	65.80%
WACC +100 bps	0	1
WACC -100 bps	8	11
Growth rate +50 bps	5	8
Growth rate -50 bps	2	3
EBITDA +500 bps	5	7
EBITDA -500 bps	2	3
CGU In.Co. S.p.A.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 110	€ 78
Discount rate (bps)	87800.00%	64000.00%
Growth rate (bps)	30000.00%	15000.00%
EBITDA CAGR (%) vs. 2022	2.20%	57.60%
WACC +100 bps	85	58
WACC -100 bps	147	107
Growth rate +50 bps	125	90
Growth rate -50 bps	98	68
EBITDA +500 bps	123	87
EBITDA -500 bps	98	69
Tessitura Ubertino S.r.l.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Headroom	€ 22	€ 24
Discount rate (bps)	87800.00%	64000.00%
Growth rate (bps)	30000.00%	15000.00%
EBITDA CAGR (%) vs. 2022	6.60%	21.40%
WACC +100 bps	18	19
WACC -100 bps	29	33
Growth rate +50 bps	25	28
Growth rate -50 bps	20	22
EBITDA +500 bps	24	36
EBITDA -500 bps	21	23